UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Lifetime Achievement Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 2.2%
	TELECOMMMUNICATIONS - 2.2%
210,000	Level 3 Communications, Inc.*
	(Cost $11,927,223)	$ 4,260,900

	EXCHANGE TRADED FUNDS - 1.9%
	COMMODITY FUND - 1.9%
7,200	ZKB Gold ETF*
	(Cost $3,666,455)	3,593,173

	MUTUAL FUNDS - 94.9%
	DIVERSIFIED EMERGING MARKETS - 2.4%
132,823	Invesco Developing Markets Fund - R5 Shares	4,599,665

	EQUITY PRECIOUS METALS - 4.6%
274,599	OCM Gold Fund - Advisor Class	4,778,020
225,235	Van Eck International Investors Gold Fund - Class I	3,822,234
		8,600,254
	LARGE GROWTH - 11.4%
1,172,973	Alger Capital Appreciation - Class Z	21,512,319

	LARGE VALUE - 10.9%
1,035,876	John Hancock Classic Value Fund - Institutional Class	20,613,939

	MID-CAP VALUE - 10.5%
835,686	JPMorgan Value Advantage Fund - Institutional Class	19,922,756

	REGION FUND - EUROPEAN - 4.0%
345,696	Mutual European Fund - Class Z	7,615,675

	SMALL GROWTH - 5.2%
296,893	Pioneer Oak Ridge Small Cap Growth Fund - Class Y	9,916,215

	SMALL VALUE - 34.0%
537,816	AllianzGI NFJ Small-Cap Value Fund - Institutional Class	18,097,505
577,282	Franklin MicroCap Value Fund - Advisor Class	20,603,181
786,323	Heartland Value Plus Fund - Institutional Class	25,697,044
		64,397,730
	WORLD STOCK - 11.9%
702,095	Polaris Global Value Fund	11,830,304
652,953	Wintergreen Fund - Institutional Class	10,747,609
		22,577,913

	TOTAL MUTUAL FUNDS (Cost $129,902,441)	179,756,466

	PUT OPTIONS PURCHASED* - 0.5%
12,370	SPDR S&P 500 ETF Trust, Exercise Date 6/22/2013, Exercise Price $140
	(Cost $2,804,894)	940,120

	SHORT-TERM INVESTMENTS - 0.6%
1,051,533	Huntington Conservative Deposit Account 0.32%** † (Cost $1,051,533)	1,051,533

	TOTAL INVESTMENTS - 100.1% (Cost $149,352,546) (a)	$ 189,602,192
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(184,617)
	TOTAL NET ASSETS - 100.0%	$ 189,417,575

* Non-Income producing security.
** Money market Fund; interest rate reflects seven-day effective yield on March 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $149,427,778 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 50,818,831
	Unrealized depreciation:	(10,644,417)
	Net unrealized appreciation:	$ 40,174,414

Lifetime Achievement Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process — This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,260,900	$ -	$ -	$ 4,260,900
Exchange Traded Funds	3,593,173	-	-	3,593,173
Mutual Funds	179,756,466	-	-	179,756,466
Put Options Purchased	940,120	-	-	940,120
Short-Term Investments	1,051,533	-	-	1,051,533
Total	$ 189,602,192	$ -	$ -	$ 189,602,192
* Refer to the Portfolio of Invesments for classifications
The Fund did not hold any Level 3 securities during the period.

The following amounts were transfers in/(out) of Level 2 assets:

	Van Eck International Investors Gold Fund - Class I	Total
Transfers into Level 1 from Level 2	$ -	$ -
Transfers from Level 2 into Level 1	(3,822,234)	(3,822,234)
Net Transfers in/(out) of Level 2	$ (3,822,234)	$ (3,822,234)

There were no transfers from Level 1 to Level 2. Transfers that were made into Level 1 represent securities being fair valued using observable inputs at the end of the previous period that no longer require that treatment.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/30/13

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

5/30/13